Revenue from Contracts with Customers - Summary of Company's revenue disaggregated by service type (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 676,805,000	$ 407,847,000
Percentage Of Revenue	100.00%	100.00%
New Construction [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 650,733,000	$ 377,161,000
Percentage Of Revenue	96.10%	92.50%
Existing Infrastructure [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 24,964,000	$ 26,508,000
Percentage Of Revenue	3.70%	6.50%
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,108,000	$ 4,178,000
Percentage Of Revenue	0.20%	1.00%
SOLV Energy Holdings LLC [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 2,490,496	$ 1,847,803	$ 2,100,643
Percentage Of Revenue			100.00%	100.00%	100.00%
SOLV Energy Holdings LLC [Member] | New Construction [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 2,350,485	$ 1,773,868	$ 1,940,420
Percentage Of Revenue			94.40%	95.90%	92.40%
SOLV Energy Holdings LLC [Member] | Existing Infrastructure [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 113,216	$ 73,170	$ 58,981
Percentage Of Revenue			4.50%	4.00%	2.80%
SOLV Energy Holdings LLC [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 26,795	$ 765	$ 101,242
Percentage Of Revenue			1.10%	0.10%	4.80%